Submission	May 06, 2026
Submission [Line Items]
Central Index Key	0000065984
Registrant Name	ENTERGY CORP /DE/
Registration File Number	333-289302
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES